BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.3%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class A, (1-mo. LIBOR USD at 0.88%
Floor + 0.88%), 5.56%, 09/15/34
(a)(b)
.... USD 121 $ 117,427
BX Trust, Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1. 31% Floor + 1.31%),
6.14%, 01/15/34
(a)(b)
............... 27 25,866
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 119,110
Commercial Mortgage Trust, Series 2017-
COR2, Class AM, 3.80%, 09/10/50 ..... 19 17,410
CSMC Trust, Series 2021-BHAR, Class A, (1-
mo. LIBOR USD at 1.15% Floor + 1.15%),
5.83%, 11/15/38
(a)(b)
............... 146 139,656
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 80,499
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (1-mo. LIBOR USD at 1.37% Floor +
1.37%), 6.05%, 10/15/33
(a)(b)
......... 100 91,086
Morgan Stanley Capital I Trust, Series 2018-
H3, Class B, 4.62%, 07/15/51
(a)
....... 34 30,613
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (1-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.88%,
05/15/31
(a)(b)
.................... 140 130,200
751,867
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
..................... 110 4,568
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 .......... 1,011 76,342
80,910
Total Non-Agency Mortgage-Backed Securities — 2.6%
(Cost: $928,488) ................................ 832,777
Beneficial Interest
(000)
Other Interests
(c)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(d)(e)
....... 1,394 —
Total Other Interests — 0.0%
(Cost: $9) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Home Loan Bank Bonds,
4.00%, 04/10/28 ................. 400 401,880
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116, Class X1, 1.42%, 07/25/30 . 100 7,879
Series K119, Class X1, 0.93%, 09/25/30 . 149 8,086
Series K120, Class X1, 1.04%, 10/25/30 . 130 7,768
Series K122, Class X1, 0.88%, 11/25/30 . 218 11,232
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... USD 222 $ 30,347
65,312
Mortgage-Backed Securities — 84.4%
Government National Mortgage Association
(f)
2.00%, 04/15/53 ................. 1,090 925,916
2.50%, 04/15/53 ................. 2,413 2,123,440
3.00%, 04/15/53 ................. 1,066 970,970
4.50%, 04/15/53 ................. 84 82,736
5.00%, 04/15/53 ................. 84 84,105
5.50%, 04/15/53 ................. 47 47,532
Uniform Mortgage-Backed Securities
1.50%, 04/25/38 - 04/25/53
(f)
......... 218 186,399
2.00%, 04/25/38 - 04/25/53
(f)
......... 6,788 5,612,942
2.50%, 04/25/38 - 04/25/53
(f)
......... 4,681 4,036,238
3.00%, 04/25/53
(f)
................ 2,687 2,410,849
3.50%, 04/25/38 - 04/25/53
(f)
......... 506 471,516
4.00%, 10/01/52 ................. 9,000 8,607,633
4.00%, 04/25/53
(f)
................ 347 331,396
4.50%, 04/25/53
(f)
................ 995 975,289
5.00%, 04/25/53
(f)
................ 20 19,847
5.50%, 04/25/53
(f)
................ 262 264,646
6.00%, 04/25/53
(f)
................ 200 204,133
27,355,587
Total U.S. Government Sponsored Agency Securities — 85.8%
(Cost: $27,920,179) .............................. 27,822,779
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 160 172,569
4.50%, 08/15/39 ................. 160 177,675
4.38%, 11/15/39 ................. 160 174,800
3.13%, 02/15/43 ................. 610 548,476
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,029,822
3.63%, 08/15/43 ................. 610 592,081
3.75%, 11/15/43 ................. 610 602,518
3.00%, 02/15/48 ................. 590 514,637
2.25%, 08/15/49 ................. 727 546,641
1.63%, 11/15/50 ................. 105 67,335
U.S. Treasury Notes
2.75%, 05/31/23 ................. 1,180 1,176,213
1.75%, 07/31/24 ................. 2,275 2,197,152
2.13%, 07/31/24 - 05/15/25 .......... 2,470 2,385,451
2.00%, 02/15/25 ................. 1,470 1,413,267
1.50%, 08/15/26 ................. 1,700 1,577,879
2.25%, 08/15/27 ................. 1,180 1,113,118
2.88%, 08/15/28 ................. 350 337,080
3.13%, 11/15/28 ................. 350 341,196
1.63%, 08/15/29 ................. 125 111,494
Total U.S. Treasury Obligations — 46.5%
(Cost: $16,255,564) .............................. 15,079,404
Total Long-Term Investments — 134.9%
(Cost: $45,104,240) .............................. 43,734,960

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(g)(h)
................. 227,105 $ 227,105
Total Money Market Funds — 0.7%
(Cost: $227,105) ................................ 227,105
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 15.4%
Federal Home Loan Bank Discount Notes,
4.52%, 04/21/23
(i)
............... USD 5,000 4,988,499
Total U.S. Government Sponsored Agency Securities — 15.4%
(Cost: $4,987,500) .............................. 4,988,499
U.S. Treasury Obligations — 4.8%
U.S. Treasury Bills , 4.47%, 06/01/23
(i)
..... 1,577 1,565,273
Total U.S. Treasury Obligations — 4.8%
(Cost: $1,565,149) .............................. 1,565,273
Total Short-Term Securities — 20.9%
(Cost: $6,779,754) .............................. 6,780,877
Total Investments Before Options Written and TBA Sale
Commitments — 155.8%
(Cost: $51,883,994 ) .............................. 50,515,837
Total Options Written — (0.0)%
(Premium Received — $(16,901)) .................... (11,827)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(f)
Mortgage-Backed Securities — (42.1)%
Government National Mortgage Association
2.50% ,  04/15/53 ................. USD (50) $ (44,000)
3.00% ,  04/15/53 ................. (66) (60,116)
4.50% ,  04/15/53 ................. (84) (82,736)
5.00% ,  04/15/53 ................. (84) (84,105)
5.50% ,  04/15/53 ................. (47) (47,532)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/38 - 04/25/53 .......... (218) (186,399)
2.00% ,  04/25/38 - 04/25/53 .......... (767) (635,835)
2.50% ,  04/25/38 - 04/25/53 .......... (1,581) (1,364,425)
3.50% ,  04/25/38 - 04/25/53 .......... (506) (471,516)
3.00% ,  04/25/53 ................. (287) (257,426)
4.00% ,  04/25/53 ................. (9,347) (8,939,087)
4.50% ,  04/25/53 ................. (995) (975,289)
5.00% ,  04/25/53 ................. (20) (19,847)
5.50% ,  04/25/53 ................. (262) (264,646)
6.00% ,  04/25/53 ................. (200) (204,133)
Total TBA Sale Commitments — (42.1)%
(Proceeds: $(13,678,970)) ......................... (13,637,092)
Total Investments Net of Options Written and TBA Sale
Commitments — 113.7%
(Cost: $38,188,123 ) .............................. 36,866,918
Liabilities in Excess of Other Assets — (13.7)% ........... (4,445,827)
Net Assets — 100.0% ..............................
$ 32,421,091
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,014,150 $ — $ (787,045)
(a)
$ — $ — $ 227,105 227,105 $ 4,389 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 7 06/21/23 $ 849 $ 24,789
U.S. Treasury Ultra Bond ..................................................... 6 06/21/23 850 38,355
U.S. Treasury 5 Year Note .................................................... 31 06/30/23 3,399 64,417
127,561
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 06/21/23 230 (347)
U.S. Treasury Long Bond ..................................................... 8 06/21/23 1,051 (40,620)
U.S. Treasury 2 Year Note .................................................... 7 06/30/23 1,446 (13,782)
(54,749)
$ 72,812
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 24,000 USD 17,572 HSBC Bank plc 04/19/23 $ 190
USD 17,471 CAD 24,000 HSBC Bank plc 04/19/23 (291)
$ (101)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 % USD 200 $ (11)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 15 (706)
(717)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (10,325)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 15 (785)
(11,110)
$ (11,827)
(a)
Forward settling swaption.

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.16% Annual 1 day SOFR Annual 04/01/32 USD 200 $ 17,343 $ — $ 17,343
1 day SOFR Annual 3.64% Annual 09/28/32 USD 200 6,742 385 6,357
3.16% Annual 1 day SOFR Annual 01/18/33 USD 350 2,021 — 2,021
1 day SOFR Annual 2.10% Annual 03/21/33 USD 300 (28,005) — (28,005)
$ (1,899) $ 385 $ (2,284)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.87%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 832,777 $ — $ 832,777
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 27,822,779 — 27,822,779
U.S. Treasury Obligations ................................... — 15,079,404 — 15,079,404
Short-Term Securities
Money Market Funds ...................................... 227,105 — — 227,105
U.S. Government Sponsored Agency Securities .................... — 4,988,499 — 4,988,499
U.S. Treasury Obligations ................................... — 1,565,273 — 1,565,273
Liabilities
Investments
TBA Sale Commitments .................................... — (13,637,092) — (13,637,092)
$ 227,105 $ 36,651,640 $ — $ 36,878,745

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 190 $ — $ 190
Interest rate contracts ....................................... 127,561 25,721 — 153,282
Liabilities
Foreign currency exchange contracts ............................ — (291) — (291)
Interest rate contracts ....................................... (54,749) (39,832) — (94,581)
$ 72,812 $ (14,212) $ — $ 58,600
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CAD Canadian Dollar
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)